Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2011	2010
Operating equipment (*)	66,695	68,613
Office furniture, equipment and computers	21,183	20,881
Land	1,022	1,160
Buildings	3,067	3,443
Vehicles	3,196	3,202
Leasehold improvements	2,528	2,701
	97,691	100,000
Less – accumulated depreciation and amortization (**)	(56,821)	(53,853)
	40,870	46,147

(*)	As December 31, 2011 and 2010, an amount of US$ 45.2 million and US$ 46.3 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2011 and 2010, an amount of US$ 25.5 million and US$ 23.1 million is subject to operating lease transactions, respectively.

B.
In the years ended December 31, 2011, 2010 and 2009, depreciation expense was US$ 16.1 million, US$ 14.7 million and US$ 10.4 million, respectively and additional equipment was purchased in an amount of US$ 16.5 million, US$ 18.6 million and US$ 15.7 million, respectively.